Regulatory Capital Financial Instruments	12 Months Ended
Dec. 31, 2023
Regulatory Capital Financial Instruments [Abstract]
REGULATORY CAPITAL FINANCIAL INSTRUMENTS

NOTE 18 - REGULATORY CAPITAL FINANCIAL INSTRUMENTS

d.	Other financial liabilities

The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2023	2022
	MCh$	MCh$
Non-current portion
Due after 1 year but within 2 years	78	68
Due after 2 year but within 3 years	86	74
Due after 3 year but within 4 years	14	84
Due after 4 year but within 5 years	-	13
Due after 5 years	-	-
Non-current portion subtotal	178	239
Current portion
Amounts due to credit card operators	171,529	186,237
Acceptance of letters of credit	-	110
Other long-term financial obligations, short-term portion	124,566	106,409
Current portion subtotal	296,095	292,756

Total other financial liabilities	296,273	292,995

As of December 31, 2023 and 2022, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2023	2022
	MCh$	MCh$
Current portion	-	-
Non- current portion	1,813,938	1,733,869
Total subordinated bonds	1,813,938	1,733,869

Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Subordinated bonds denominated in USD	175,234	169,835
Subordinated bonds denominated in UF	1,638,705	1,564,034
Total subordinated bonds	1,813,939	1,733,869

i.	Placement of subordinated bonds

	Currency	Placement amount	Interest rate	Plazo de emisión	Placement date	Maturity date
USTDW70320	UF	3,300,000	3.51%	6 years	01-07-2022	09-01-2028

During 2021, the Bank did not place any subordinated bonds.

ii.	The Maturities of subordinated bonds

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	188,869	-
Due after 3 year but within 4 years	-	175,800
Due after 4 year but within 5 years	110,296	-
Due after 5 years	1,514,774	1,558,069
Total subordinated bonds	1,813,939	1,733,869

iii.	Balances of subordinated bonds

	As of December 31,
	2023	2022
	MCh$	MCh$
Balances as of January 1,	1,733,869	1,461,637
New issues/placements	-	101,503
Accrued interest at effective interés rate	3,947	6,563
Readjustments accrued by UF or exchange rate	70,550	172,941
Others	5,572	(8,775)
Balances as of December 31,	1,813,939	1,733,869